SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory-related deposits	$ 252,867	$ 288,649
Accounts receivable, related parties		167,578
Prepaid insurance and other operational expenses	31,598	105,652
Deposits for sales events	23,850	120,614
Right to recover asset		20,975
Subtotal	308,315	703,468
Allowance for losses	(175,641)	(175,641)
Other current assets	$ 132,674	$ 527,827